Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 178,917	$ 170,914
Cost of revenues	119,114	113,375
Gross profit	59,803	57,539
Operating expenses:
Research and development, net	16,346	15,581
Sales and Marketing	26,899	24,019
General and administrative	12,343	12,376
Restructuring and related charges	1,660	3,732
Acquisition- and integration-related charges	233	704
Total operating expenses	57,481	56,412
Operating income	2,322	1,127
Financial and other expenses, net	4,519	1,906
Loss before taxes	(2,197)	(779)
Taxes on income	1,237	1,468
Net loss	$ (3,434)	$ (2,247)
Basic net loss per share	$ (0.04)	$ (0.03)
Diluted net loss per share	$ (0.04)	$ (0.03)
Weighted average number of shares used in computing basic net income (loss) per share	90,872,376	89,108,772
Weighted average number of shares used in computing diluted net income (loss) per share	90,872,376	89,108,772